CONVERTIBLE DEBT AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE DEBT AND NOTES PAYABLE
Schedule of future payments of principal	The following table presents future payments of principal as of December 31, 2021 (in thousands):

Fiscal year
2022	358
2023	313
2024	182
2025 and thereafter	227
Total future payments	$1,080